DERIVATIVE LIABILITY WARRANTS (Details - Changes in fair value of warrant liabilities)	12 Months Ended
Dec. 31, 2024 USD ($)
Private Placement Warrants [Member]
Offsetting Assets [Line Items]
Fair value of liabilities, beginning	$ 324,750
Change in valuation inputs	(130,500)
Fair value of liabilities, ending	194,250
Public Warrants [Member]
Offsetting Assets [Line Items]
Fair value of liabilities, beginning	232,500
Change in valuation inputs	(67,500)
Fair value of liabilities, ending	165,000
Warrant Liabilities [Member]
Offsetting Assets [Line Items]
Fair value of liabilities, beginning	557,250
Change in valuation inputs	(198,000)
Fair value of liabilities, ending	$ 359,250